Shareholders' equity - Treasury shares (Details) - shares	Apr. 30, 2026	Feb. 13, 2026	Jun. 30, 2026	Dec. 31, 2025
Treasury shares
Shareholders' equity
Number of shares cancelled	7,728,801	18,185,068
TotalEnergies SE
Shareholders' equity
Number of treasury shares			57,468,046	63,702,529
Percentage of share capital represented by treasury shares			2.52%	2.89%